Cabana Target Drawdown 10 ETF	January 31, 2021
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
EQUITY – 60.5%
Consumer Discretionary Select Sector SPDR Fund	355,402	$57,578,678
Health Care Select Sector SPDR Fund	503,665	57,936,585
Industrial Select Sector SPDR Fund	638,097	54,091,483
Invesco QQQ Trust Series 1	181,628	57,132,904
iShares U.S. Real Estate ETF	671,696	57,282,235
Vanguard Mid-Cap Value ETF	476,787	56,570,777
		340,592,662
FIXED INCOME – 39.4%
iShares 20+ Year Treasury Bond ETF	357,525	54,343,800
iShares iBoxx $ Investment Grade Corporate Bond ETF	409,922	55,585,423
iShares iBoxx High Yield Corporate Bond ETF	649,683	56,502,930
iShares Preferred & Income Securities ETF	1,469,741	55,629,697
		222,061,850
TOTAL EXCHANGE-TRADED FUNDS
(Cost $560,870,275)		562,654,512

SHORT-TERM INVESTMENTS – 0.1%
Invesco Government & Agency Portfolio Institutional Class, 0.03%#	657,797	657,797
TOTAL SHORT TERM INVESTMENTS
(Cost $657,797)		657,797
TOTAL INVESTMENTS – 100.0%
(Cost $561,528,072)		563,312,309
Liabilities in Excess of Other Assets – (0.0)%		(139,154)
TOTAL NET ASSETS – 100.0%		$563,173,155

#	The rate is the annualized seven-day yield at period end.